ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Value	$ 663,000	$ 1,532,420	$ 524,042
Intangible Assets, Shares (in Shares)	150,000	730,000	350,000
Feinsod Agreement [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value		$ (663,000)
Intangible Assets, Issued, Shares (in Shares)		(150,000)
Intangible Assets, Accrued, Value	$ 192,800	$ 723,851	$ 409,349
Intangible Assets, Accrued, Shares (in Shares)			300,000
Architectural Services [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value		$ (114,693)
Intangible Assets, Issued, Shares (in Shares)		(50,000)
Intangible Assets, Accrued, Value			$ 114,693
Intangible Assets, Accrued, Shares (in Shares)			50,000
Iron Protection Group [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value	$ (843,200)	$ (210,800)
Intangible Assets, Issued, Shares (in Shares)	(400,000)	(100,000)
Intangible Assets, Accrued, Value		$ 1,054,000
Intangible Assets, Accrued, Shares (in Shares)		500,000
Chiefton Acquisition [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value	$ (69,400)
Intangible Assets, Issued, Shares (in Shares)	(80,000)
Intangible Assets, Accrued, Value		$ 69,400
Intangible Assets, Accrued, Shares (in Shares)		80,000
Employee Agreements [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value	$ (132,175)
Intangible Assets, Issued, Shares (in Shares)	(50,000)
Intangible Assets, Accrued, Value	$ 567	$ 131,608
Intangible Assets, Accrued, Shares (in Shares)		50,000
Consulting [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in Accrued Common Stock Payable [Line Items]
Intangible Assets, Issued, Value	$ (25,000)
Intangible Assets, Issued, Shares (in Shares)	(50,000)
Intangible Assets, Accrued, Value	$ 6,988	$ 18,012
Intangible Assets, Accrued, Shares (in Shares)		50,000